Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 106	$ 108	$ 149
TOTAL	3,917	3,501	3,363
Net liabilities related to assets held for sale	1
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	3,111	2,651	2,545
Net liabilities related to assets held for sale	1
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 700	$ 742	$ 669